Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Deferred tax assets not recognized	$ 34,200	$ 31,400
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 101,700	$ 103,400